Recovery of Erroneously Awarded Compensation	12 Months Ended
Aug. 31, 2025
Restatement Determination Date:: 2025-08-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

We maintain a robust, Nasdaq-compliant clawback policy pursuant to which we are required to recover erroneously paid compensation from current or former executive officers in the event of certain financial restatements as provided under the Nasdaq rules. This policy also provides that we may recover certain incentive compensation, including all equity awards, if a financial metric used to determine the vesting or payment of compensation was calculated incorrectly, whether or not a restatement occurs, or if an executive engages in egregious conduct that is substantially detrimental to NTIC. In addition, our stock incentive plan and related award agreements include a “clawback” mechanism to recoup incentive compensation if it is determined that executives engaged in certain conduct adverse to our interests.